Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 1,970,768,302	$ 2,325,323,336	$ 2,446,467,650	$ 3,031,978,205	$ 1,960,098,675
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,627,911,573	1,610,838,472	1,607,604,567	2,155,824,364	1,486,194,414
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	79,500,659	127,381,359	145,382,791	183,992,274	109,535,870
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	29,325,720	53,980,643	63,147,607	57,678,838	22,378,090
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,349,481,628	1,079,809,596	967,410,272	1,274,911,920	936,859,841
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts		5,927,944	7,409,930	16,433,746
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	23,476,364	81,393,624	99,205,943	115,309,169	52,829,526
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	4,383,940	17,865,981	21,279,018	29,206,211	20,257,081
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	141,743,262	244,479,325	303,769,006	478,292,206	344,334,006
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	342,856,729	714,484,864	838,863,083	876,153,841	473,904,261
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	694,887,210	572,804,331	478,207,372	601,825,765	573,576,157
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	297,925,407	280,007,120	241,833,259	242,953,868	373,319,507
Short Positions [Member] | Currencies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts					3,320,750
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	85,418,301	48,647,953	52,201,872	116,768,010	113,200,422
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	22,051,449	40,497,833	37,027,000	40,281,856	53,157,025
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	14,239,243	61,557,330	68,682,130	47,891,170	38,825,820
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,374,385	7,597,444	7,885,240	5,323,786	26,230,698
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	56,502,572	40,499,934	32,563,685	11,071,090	39,335,538
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	27,914,065	10,367,157	5,340,067	7,135,608	13,534,675
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	84,425,392	70,839,469	38,133,265	14,482,348	85,714,579
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 396,961,803	$ 292,797,211	$ 236,374,113	$ 358,871,897	$ 200,256,650